Treasury Stock (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Equity, Class of Treasury Stock [Line Items]
The fair value of the repurchased Pre-IPO Shares		$ 27,869	$ 27,869
Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock remained unvested		11,370,000	10,327,500
Sogou Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
The fair value of the repurchased Pre-IPO Shares		$ 27,869	$ 27,869
Sogou Inc. [Member] | Former President and Chief Financial Officer of Sohu [Member] | Pre-IPO [Member] | Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Pre-IPO Shares obligated to be repurchased		720,000
Repurchase price		$ 7,200
The fair value of the repurchased Pre-IPO Shares		3,190
Difference between the total repurchase price and the fair value of the repurchased shares		$ 4,010
Pre-IPO Shares repurchase completed	720,000